Shareholder Report, Holdings (Details)	Oct. 31, 2025
Hilton BDC Corporate Bond ETF | Apollo Debt Solutions BDC, 6.90%, 04/13/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hilton BDC Corporate Bond ETF | First American Government Obligations Fund - Class X, 4.03% [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hilton BDC Corporate Bond ETF | Apollo Debt Solutions BDC, 6.70%, 07/29/2031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hilton BDC Corporate Bond ETF | Ares Strategic Income Fund, 5.70%, 03/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Hilton BDC Corporate Bond ETF | Blue Owl Capital Corp., 5.95%, 03/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Hilton BDC Corporate Bond ETF | Blue Owl Capital Corp., 3.40%, 07/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Hilton BDC Corporate Bond ETF | Blue Owl Credit Income Corp., 5.80%, 03/15/2030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Hilton BDC Corporate Bond ETF | Blackstone Private Credit Fund, 2.63%, 12/15/2026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Hilton BDC Corporate Bond ETF | Blue Owl Credit Income Corp., 6.60%, 09/15/2029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hilton BDC Corporate Bond ETF | Ares Capital Corp., 2.88%, 06/15/2028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Hilton BDC Corporate Bond ETF | Blackstone Private Credit Fund, 6.00%, 01/29/2032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Hilton BDC Corporate Bond ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.10%
Hilton BDC Corporate Bond ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Hilton Small-MidCap Opportunity ETF | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Hilton Small-MidCap Opportunity ETF | Ciena Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Hilton Small-MidCap Opportunity ETF | Dycom Industries, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Hilton Small-MidCap Opportunity ETF | Kyndryl Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Hilton Small-MidCap Opportunity ETF | RadNet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hilton Small-MidCap Opportunity ETF | EQT Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Hilton Small-MidCap Opportunity ETF | EMCOR Group, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Hilton Small-MidCap Opportunity ETF | Teledyne Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Hilton Small-MidCap Opportunity ETF | Primoris Services Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
Hilton Small-MidCap Opportunity ETF | BWX Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Hilton Small-MidCap Opportunity ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
Hilton Small-MidCap Opportunity ETF | Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Hilton Small-MidCap Opportunity ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Hilton Small-MidCap Opportunity ETF | Consumer, Non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Hilton Small-MidCap Opportunity ETF | Consumer, Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
Hilton Small-MidCap Opportunity ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Hilton Small-MidCap Opportunity ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Hilton Small-MidCap Opportunity ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Hilton Small-MidCap Opportunity ETF | Utilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Hilton Small-MidCap Opportunity ETF | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%